AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 94.6%
Consumer Discretionary - 15.3%
Amadeus IT Group, S.A. (Spain)	14,176	$874,900
Amazon.com, Inc. (United States)*	5,575	1,514,058
Compass Group PLC (United Kingdom)	23,532	747,279
Hyatt Hotels Corp., Class A (United States)	3,799	661,254

Total Consumer Discretionary		3,797,491
Consumer Staples - 6.3%
Diageo PLC (United Kingdom)	34,819	764,915
Unilever PLC (United Kingdom)	12,495	800,151

Total Consumer Staples		1,565,066
Financials - 20.0%
Aon PLC, Class A (Ireland)	2,648	954,736
Intercontinental Exchange, Inc. (United States)	5,803	884,842
London Stock Exchange Group PLC (United Kingdom)	10,203	1,147,761
Mastercard, Inc., Class A (United States)	2,230	1,278,013
S&P Global, Inc. (United States)	1,689	695,750

Total Financials		4,961,102
Health Care - 17.1%
Becton Dickinson & Co. (United States)	4,030	667,449
Stryker Corp. (United States)	2,136	695,695
Thermo Fisher Scientific, Inc. (United States)	2,054	1,179,612
UnitedHealth Group, Inc. (United States)	2,293	950,219
Waters Corp. (United States)*	2,005	756,507

Total Health Care		4,249,482
Industrials - 22.5%
Airbus SE (France)	5,274	1,238,118
	Shares	Value

Canadian Pacific Kansas City, Ltd. (Canada)	13,901	$1,235,660
Safran, S.A. (France)	3,407	1,338,887
TransDigm Group, Inc. (United States)	422	529,348
Vinci, S.A. (France)	8,783	1,240,097

Total Industrials		5,582,110
Information Technology - 11.1%
ASML Holding, N.V. (Netherlands)	395	650,938
Dassault Systemes SE (France)	5,097	118,582
Microsoft Corp. (United States)	2,688	1,249,167
SAP SE (Germany)	3,962	726,216

Total Information Technology		2,744,903
Materials - 2.3%
Vulcan Materials Co. (United States)	2,174	583,871

Total Common Stocks (Cost $19,290,387)		23,484,025
Short-Term Investments - 6.2%
Other Investment Companies - 6.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%[1]	617,273	617,273
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%[1]	925,909	925,909

Total Short-Term Investments (Cost $1,543,182)		1,543,182
Total Investments - 100.8% (Cost $20,833,569)		25,027,207
Other Assets, less Liabilities - (0.8)%		(207,418)
Net Assets - 100.0%		$24,819,789

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,765,008	$3,817,102	—	$5,582,110
Financials	3,813,341	1,147,761	—	4,961,102
Health Care	4,249,482	—	—	4,249,482
Consumer Discretionary	2,175,312	1,622,179	—	3,797,491
Information Technology	1,249,167	1,495,736	—	2,744,903
Consumer Staples	—	1,565,066	—	1,565,066
Materials	583,871	—	—	583,871
Short-Term Investments
Other Investment Companies	1,543,182	—	—	1,543,182
Total Investments in Securities	$15,379,363	$9,647,844	—	$25,027,207

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2026, was as follows:
Country	% of Long-Term Investments
Canada	5.3
France	16.7
Germany	3.1
Ireland	4.1
Netherlands	2.8
Spain	3.7
United Kingdom	14.7
United States	49.6
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.